SHORT-TERM INVESTMENTS (Schedule of Short-term Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of short-term investments [Abstract]
Marketable securities (equity and debt) at fair value through profit or loss		$ 1,663	$ 1,490
Bank deposits in USD	[1]	20,078	8,010
Available for sale debt securities		8,597	9,164
Short-term investments		$ 30,338	$ 18,664

[1]	The deposits bear interest of 1.70%-2.3% and 1.69%- 1.84% per year, as of December 31, 2017 and 2016, respectively.